UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.6%
California 93.5%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,431,225
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	965,870
Series C, 6.0%, 9/1/2016, INS: AGMC	530,000	549,446
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,340,980
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,392,300
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	13,500,000	15,144,570
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, Prerefunded, 5.75%, 7/1/2038	2,000,000	2,248,220
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,743,400
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,986,750
California, Coast Community College District, Election of 2012, Series A, 5.0%, 8/1/2038	11,185,000	12,764,546
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,809,400
California, EL Dorado Irrigation District Revenue, Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,412,110
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,521,500
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	5,000,000	5,653,650
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,773,528
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,564,360
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,841,325
Series C, Prerefunded, 6.5%, 10/1/2033	2,000,000	2,313,200
California, Health Facilities Financing Authority Revenue, Sutter Health:
Series A, 5.0%, 8/15/2043	3,750,000	4,275,712
Series A, 5.25%, 8/15/2022	1,665,000	1,851,913
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,474,700
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	9,676,080
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	3,212,899
Series A, 5.0%, 7/1/2040	9,675,000	10,984,027
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,901,007
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	10,000,000	11,089,800
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,724,600
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	12,215,891
Series AH, 5.25%, 12/1/2035	1,555,000	1,833,858
California, State Educational Facilities Authority Revenue, Pepperdine University, 5.0%, 9/1/2040	2,335,000	2,707,970
California, State General Obligation:
Series A, 144A, 0.01% *, 5/1/2040, LOC: Royal Bank of Canada	1,500,000	1,500,000
5.0%, 2/1/2033	12,000,000	13,697,520
5.0%, 8/1/2034	5,000,000	5,875,050
5.0%, 4/1/2037	5,000,000	5,731,850
5.0%, 2/1/2043	5,000,000	5,668,150
5.0%, 3/1/2045	6,000,000	6,863,940
5.25%, 9/1/2030	10,000,000	11,727,800
5.25%, 9/1/2032	4,000,000	4,653,360
5.25%, 10/1/2032	15,000,000	17,483,550
5.25%, 4/1/2035	8,000,000	9,281,520
6.25%, 11/1/2034	10,000,000	12,055,700
6.5%, 4/1/2033	14,610,000	17,319,278
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,685,135
6.0%, 11/1/2039	10,000,000	11,912,800
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	4,039,665
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.01% *, 3/1/2047, LOC: Bank of Montreal	200,000	200,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.01% *, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	1,350,000	1,350,000
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,916,009
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,133,440
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.01% *, 7/1/2041, LOC: Union Bank NA	2,500,000	2,500,000
California, State Kindergarten, Series A6, 0.01% *, 5/1/2034, LOC: Citibank NA	900,000	900,000
California, State Municipal Finance Authority Revenue, Chevron U.S.A., Inc. Project, Recovery Zone Bonds, Series B, 0.01% *, 11/1/2035, GTY: Chevron Corp.	20,000	20,000
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,446,300
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	6,587,622
Series G-1, 5.75%, 10/1/2030	5,500,000	6,407,225
Series I-1, 6.375%, 11/1/2034	3,000,000	3,598,350
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,911,224
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	9,157,040
Series A, 5.0%, 11/1/2039	2,000,000	2,297,460
Series A, 5.25%, 11/1/2038	6,500,000	7,323,485
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,720,720
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,803,760
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,730,250
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	12,205,543
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,754,880
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,611,800
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	21,414,907
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	3,058,587
Cerritos, CA, Community College District, Series A, 5.0%, 8/1/2039	4,355,000	5,004,635
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,750,000	2,112,180
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,182,620
Series B, 5.0%, 8/1/2035	2,305,000	2,718,125
Series B, 5.0%, 8/1/2036	1,140,000	1,338,531
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,211,086
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue:
Series A, Prerefunded, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	10,658,300
Series C, 5.0%, 6/1/2044	5,000,000	5,753,700
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,549,970
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGC, AGMC	10,000,000	9,815,400
ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,493,900
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	8,625,015
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,742,161
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,882,725
Irvine, CA, Improvement Bond Act 1915, Limited Obligation-Reassessment District No. 05-21, Series A, 0.01% *, 9/2/2050, LOC: U.S. Bank NA	500,000	500,000
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,665,949
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	6,087,662
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2040	8,900,000	10,051,126
Series A, 5.25%, 5/15/2039	5,000,000	5,598,100
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	16,971,600
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2043	1,250,000	1,420,600
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2036	2,500,000	2,889,950
Series A, 5.0%, 7/1/2041	2,500,000	2,852,700
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,836,100
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,200,200
Los Angeles, CA, Pollution Control Revenue, ETM, 6.0%, 6/1/2021, INS: NATL	2,000,000	2,499,580
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,476,317
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	7,000,000	8,335,040
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,729,800
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,603,720
Murrieta Valley, CA, General Obligation, Unified School District, Prerefunded, 5.0%, 9/1/2026, INS: AGMC	3,155,000	3,394,433
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	211,237
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,253,835
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,313,131
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	10,906,500
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,671,405
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027, INS: FGIC	2,500,000	2,661,725
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: NATL	1,635,000	1,602,087
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,693,550
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,767,500
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,560,041
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.787% **, 6/1/2039, INS: NATL	10,000,000	8,571,100
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,884,240
Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,251,136
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	4,275,000	4,701,260
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,663,305
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	1,160,000	1,211,446
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	986,510
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,040,039
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,691,850
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,655,040
San Diego County, CA, Water Authority:
Series B, 5.0%, 5/1/2031	5,000,000	5,802,950
5.0%, 5/1/2034	7,920,000	9,192,586
San Diego, CA, Community College District, Election of 2002:
5.0%, 8/1/2032	1,000,000	1,166,620
5.25%, 8/1/2033	10,000,000	11,388,600
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,796,600
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	11,307,800
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	5,974,957
Series A, AMT, 5.5%, 5/1/2028	6,000,000	7,212,000
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,307,333
San Francisco, CA, Bay Area Rapid Transit District, Series A, 5.0%, 7/1/2036	1,500,000	1,722,405
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, Prerefunded, 5.0%, 8/1/2027	5,085,000	5,443,086
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	17,317,800
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	14,034,625
Series A, 5.125%, 11/1/2039	10,400,000	11,776,544
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,207,950
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	3,475,869
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,864,487
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,504,489
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,929,404
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,433,690
Series A, 5.0%, 8/1/2037	3,760,000	4,330,054
Series A, 5.0%, 8/1/2041	6,500,000	7,442,890
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	820,000	937,022
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,171,034
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,531,164
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	14,365,375
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,817,905
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,259,450
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,257,580
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,082,375
5.5%, 9/1/2018, INS: NATL	1,060,000	1,176,717
5.6%, 9/1/2019, INS: NATL	1,115,000	1,274,724
5.6%, 9/1/2020, INS: NATL	1,180,000	1,380,388
5.65%, 9/1/2024, INS: NATL	1,445,000	1,759,302
5.65%, 9/1/2025, INS: NATL	1,520,000	1,854,309
5.65%, 9/1/2026, INS: NATL	1,605,000	1,968,821
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	8,067,220
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,538,908
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,844,894
Series C, 5.0%, 7/1/2035	3,000,000	3,382,650
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,136,025
Series A, ETM, 5.75%, 7/1/2021	270,000	334,376
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,274,051
Series A, 5.0%, 7/1/2037	2,000,000	2,305,660
Series A, 5.0%, 7/1/2038	5,750,000	6,614,685
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,082,788
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,131,560
University of California, State Revenues:
Series AL-1, 0.01% *, 5/15/2048	1,150,000	1,150,000
Series AM, 5.25%, 5/15/2038	5,000,000	5,867,500
Walnut, CA, Energy Center Authority Revenue, 5.0%, 1/1/2033	2,045,000	2,355,860
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,932,610

		934,934,611
Guam 0.6%
Guam, Government Business Privilege Tax Revenue, Series D, 5.0%, 11/15/2034	5,600,000	6,246,184
Puerto Rico 0.4%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.75%, 8/1/2037	5,000,000	2,142,150
Series A, 6.375%, 8/1/2039	3,280,000	1,437,821
		3,579,971
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	931,394
Total Municipal Bonds and Notes (Cost $859,028,234)		945,692,160
Underlying Municipal Bonds of Inverse Floaters (a) 11.4%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	13,870,000	14,685,693
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 18.277%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (b)	17,205,000	18,216,790
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 18.295%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (b)	3,157,062	3,477,620
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (b)	2,214,459	2,439,308
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (b)	1,845,696	2,033,102
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2023 (b)	1,881	2,072
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2024 (b)	43,273	47,667
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2025 (b)	35,748	39,377
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 13.057%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, Prerefunded, 5.25%, 5/15/2039 (b)	1,692,650	1,902,420
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (b)	8,727,350	9,808,931
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.29%, 11/15/2032, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (b)	5,000,000	5,796,650
Trust: California, University of California Revenues, Series 3368, 144A, 21.29%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (b)	10,000,000	11,783,600
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.92%, 2/1/2017, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (b)	10,000,000	11,029,200
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 18.26%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Prerefunded, Series A, 5.75%, 6/1/2034 (b)	5,555,000	6,377,751
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (b)	4,445,000	5,103,349
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 21.29%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (b)	10,002,999	10,707,384
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.837%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (b)	10,000,000	10,949,300
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.38%, 8/1/2032, Leverage Factor at purchase date: 2 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $102,685,256)		114,400,214
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $961,713,490) †	106.0	1,060,092,374
Floating Rate Notes (a)	(7.4)	(74,281,118)
Other Assets and Liabilities, Net	1.4	14,499,933
Net Assets	100.0	1,000,311,189

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2015.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2015.
†	The cost for federal income tax purposes was $887,003,846. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $98,807,410. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $103,255,962 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,448,552.
(a)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$1,060,092,374	$—	$1,060,092,374
Total	$—	$1,060,092,374	$—	$1,060,092,374

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche California Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016